Derivative Instruments and Hedging Activities - SRA (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
SRA Companies, Inc.
Derivative [Line Items]
Summary of the Amounts Recognized in Other Comprehensive Loss Related to Derivatives
The following table represents a rollforward of amounts recognized in accumulated other comprehensive loss, including the reclassifications out of the accumulated other comprehensive loss to the condensed consolidated statements of operations (in thousands):

	Three months ended September 30,
	2014	2015
Beginning of period	$(11,871)	$(6,113)
Other comprehensive loss before reclassifications
Total before tax	(59)	(182)
Tax effect	23	71
Net of tax	(36)	(111)
Amounts reclassified from accumulated other comprehensive loss
Total before tax	2,851	2,715
Tax effect	(1,118)	(1,056)
Net of tax	1,733	1,659
Net other comprehensive income	1,697	1,548
End of period	$(10,174)	$(4,565)

The following table represents a rollforward of amounts recognized in accumulated other comprehensive loss, including the reclassifications out of the accumulated other comprehensive loss to the consolidated statements of operations (in thousands):

	Fiscal Year Ended June 30, 2013	Fiscal Year Ended June 30, 2014	Fiscal Year Ended June 30, 2015
Beginning of period	$(12,027)	$(12,183)	$(11,871)
Other comprehensive loss before reclassifications
Total before tax	(1,798)	(4,064)	(1,381)
Tax effect	705	1,594	537

Net of tax	(1,093)	(2,470)	(844)
Amounts reclassified from accumulated other comprehensive loss
Total before tax	1,542	4,578	10,908
Tax effect	(605)	(1,796)	(4,306)

Net of tax	937	2,782	6,602

Net other comprehensive (loss) income	(156)	312	5,758

End of period	$(12,183)	$(11,871)	$(6,113)